                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS

                                                      SHARES           VALUE
                                                   ------------   --------------
COMMON STOCK -- 95.2%
AUSTRALIA -- 5.0%
   Australia & New Zealand Banking Group .......        190,000   $    3,964,532
   CSL .........................................        120,000        3,599,989
   Lihir Gold ..................................        300,000        1,105,307
   Newcrest Mining .............................         70,000        2,072,746
                                                                  --------------
                                                                      10,742,574
                                                                  --------------
BRAZIL -- 2.0%
   Vale ADR, Cl B ..............................        154,000        4,281,200
                                                                  --------------
CANADA -- 1.9%
   Talisman Energy .............................        240,000        4,089,519
                                                                  --------------
FRANCE -- 6.2%
   AXA .........................................        190,000        3,501,329
   BNP Paribas .................................         55,000        3,776,870
   Cie Generale de Geophysique-Veritas * .......        160,000        3,090,232
   Vivendi .....................................        125,000        3,003,758
                                                                  --------------
                                                                      13,372,189
                                                                  --------------
GERMANY -- 10.0%
   Allianz .....................................         35,000        4,062,769
   Bayer .......................................         60,000        3,448,370
   Bayerische Motoren Werke ....................         69,700        3,751,149
   E.ON ........................................        100,000        2,982,751
   MAN .........................................         40,000        3,711,926
   STADA Arzneimittel ..........................        110,000        3,570,507
                                                                  --------------
                                                                      21,527,472
                                                                  --------------
GREECE -- 1.6%
   Coca-Cola Hellenic Bottling .................        150,000        3,537,091
                                                                  --------------
HONG KONG -- 1.2%
   New World Development .......................      1,400,000        2,502,382
                                                                  --------------
INDIA -- 1.8%
   Infosys Technologies ADR ....................         65,000        3,931,200
                                                                  --------------
ITALY -- 2.8%
   Finmeccanica ................................        250,000        2,745,642
   UniCredit ...................................      1,155,784        3,237,364
                                                                  --------------
                                                                       5,983,006
                                                                  --------------
JAPAN -- 20.5%
   Canon .......................................        100,000        4,344,565
   East Japan Railway ..........................         60,000        3,856,450
   Fanuc .......................................         40,000        4,712,670
   KDDI ........................................            900        4,367,067
   Komatsu .....................................        240,000        5,029,310
   Kubota ......................................        420,000        3,319,871
   Mitsubishi UFJ Financial Group ..............        520,000        2,574,198

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

                                                      SHARES           VALUE
                                                   ------------   --------------
COMMON STOCK -- CONTINUED
JAPAN -- CONTINUED
   Nintendo ....................................         16,000   $    4,460,651
   Nissan Chemical Industries ..................        260,000        3,081,237
   Seven & I Holdings ..........................        190,000        4,536,234
   Shionogi ....................................        175,000        3,558,158
                                                                  --------------
                                                                      43,840,411
                                                                  --------------
NETHERLANDS -- 1.6%
   TNT .........................................        112,750        3,363,786
                                                                  --------------
NORWAY -- 1.4%
   Statoil ADR .................................        145,000        2,947,850
                                                                  --------------
PORTUGAL -- 1.5%
   Portugal Telecom ............................        300,000        3,301,024
                                                                  --------------
SINGAPORE -- 2.0%
   DBS Group Holdings ..........................        400,000        4,236,696
                                                                  --------------
SPAIN -- 8.2%
   Banco Santander (A) .........................        385,000        5,000,215
   Inditex .....................................         80,000        5,289,351
   Red Electrica ...............................         65,000        2,845,306
   Telefonica ..................................        195,000        4,425,467
                                                                  --------------
                                                                      17,560,339
                                                                  --------------
SWEDEN -- 1.4%
   Nordea Bank .................................        300,000        2,995,954
                                                                  --------------
SWITZERLAND -- 5.8%
   ABB * .......................................        160,000        3,214,528
   Credit Suisse Group .........................        100,000        4,534,289
   Novartis ....................................         95,000        4,589,964
                                                                  --------------
                                                                      12,338,781
                                                                  --------------
TAIWAN -- 2.6%
   Hon Hai Precision Industry * ................        685,000        2,757,658
   Taiwan Semiconductor Manufacturing ADR ......        275,000        2,777,500
                                                                  --------------
                                                                       5,535,158
                                                                  --------------
UNITED KINGDOM -- 17.7%
   Anglo American * ............................        110,000        4,348,974
   BG Group ....................................        210,000        3,359,513
   Centrica ....................................      1,000,000        4,759,369
   Diageo ......................................        230,000        3,987,440
   Royal Dutch Shell ADR, Cl B .................         50,000        2,671,000
   Royal Dutch Shell, Cl B .....................         86,199        2,267,258
   SABMiller ...................................        145,000        4,391,806
   Standard Chartered ..........................        140,000        4,038,651

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

                                                      SHARES/
                                                    FACE AMOUNT        VALUE
                                                   ------------   --------------
COMMON STOCK -- CONTINUED
UNITED KINGDOM -- CONTINUED
   Vedanta Resources ...........................         80,000   $    3,058,275
   WPP .........................................        475,000        5,039,896
                                                                  --------------
                                                                      37,922,182
                                                                  --------------
TOTAL COMMON STOCK (Cost $172,162,768) .........                     204,008,814
                                                                  --------------
REPURCHASE AGREEMENT -- 4.9%
   HSBC
      0.140%, dated 07/30/10, to be repurchased
      on 08/02/10, repurchase price $10,420,775
      (collateralized by U.S. Treasury note, par
      value $10,045,000, 4.375%, 11/15/39, with
      total market value $10,631,782)
      (Cost $10,420,653) .......................   $ 10,420,653       10,420,653
                                                                  --------------
CASH EQUIVALENTS (B) (C) -- 2.4%
   Dreyfus Institutional Cash Advantage Fund,
      0.297% ...................................      2,500,000        2,500,000
   Merrill Lynch Select Institutional Fund,
      0.270% ...................................      2,703,216        2,703,216
                                                                  --------------
TOTAL CASH EQUIVALENTS (Cost $5,203,216) .......                       5,203,216
                                                                  --------------
   TOTAL INVESTMENTS -- 102.5%
      (Cost $187,786,637)+ .....................                  $  219,632,683
                                                                  ==============

SCHEDULE OF OPEN OPTIONS WRITTEN

                                                     CONTRACTS         VALUE
                                                   ------------   --------------
WRITTEN CALL OPTIONS* -- 0.1%
   Infosys Technologies, 10/10, at $60 .........            380   $     (136,800)
   Vale, 01/11, at $35 .........................            540          (24,840)
   Vale, 01/11, at $40 .........................          1,000           (9,000)
                                                                  --------------
TOTAL OPEN OPTIONS WRITTEN -- 0.1%
   (Premiums Received $408,522) ................                  $     (170,640)
                                                                  ==============

     PERCENTAGES ARE BASED ON NET ASSETS OF $214,226,124.

*    NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2010 WAS $5,000,215 AND REPRESENTED 2.3% OF NET ASSETS.

(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2010 WAS $5,203,216 AND REPRESENTED 2.4% OF NET ASSETS.

(C)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2010 (UNAUDITED)

ADR -- AMERICAN DEPOSITARY RECEIPT
CL  -- CLASS

+ AT JULY 31, 2010, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $187,786,637, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $45,280,189 AND $(13,434,143) RESPECTIVELY.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Portfolio's investments carried at fair value:

                                       Level 1       Level 2     Level 3       Total
                                    ------------   -----------   -------   ------------
Investments in Securities
   Common Stock                     $204,008,814   $        --     $--     $204,008,814
   Repurchase Agreement                       --    10,420,653      --       10,420,653
   Cash Equivalents                    5,203,216            --      --        5,203,216
                                    ------------   -----------     ---     ------------
Total Investments in Securities     $209,212,030   $10,420,653     $--     $219,632,683
                                    ------------   -----------     ---     ------------


                                       Level 1       Level 2     Level 3       Total
                                    ------------   -----------   -------   ------------
Other Financial Instruments
   Written Options                  $   (170,640)      $--         $--     $   (170,640)
                                    ------------       ---         ---     ------------
Total Other Financial Instruments   $   (170,640)      $--         $--     $   (170,640)
                                    ------------       ---         ---     ------------

For information on the Portfolio's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

CSM-QH-001-1400

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 27, 2010